                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ];  Amendment Number:
   This Amendment (Check only one.):         [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JVL Advisors, L.L.C.
Address:  717 Texas Ave., Suite 3000
          Houston, Texas  77002

Form 13F File Number:  028-10616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John V. Lovoi
Title:    Manager
Phone:    713-238-2050

Signature, Place, and Date of Signing:


      /s/ John V. Lovoi             Houston, Texas             July 14, 2004
         [Signature]                [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $10,319 (thousands)


List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NELSON RES LTD COM             COM              g64180105       68    72500 SH       SOLE                    72500
*** ROYAL DUTCH PETROLEUM CO   COM              780257804      207     4000 SH       SOLE                     4000
ADAMS RES & ENERGY INC COM NEW COM              006351308      185    12500 SH       SOLE                    12500
ARENA RESOURCES INC COM        COM              040049108      308    42300 SH       SOLE                    42300
BERRY PETE CO CL A             COM              085789105      238     8100 SH       SOLE                     8100
BETA OIL & GAS INC COM NEW     COM              08659a302       78    11900 SH       SOLE                    11900
CHAPARRAL RES INC COM PAR $0.1 COM              159420306       55    47800 SH       SOLE                    47800
CHENIERE ENERGY INC COM NEW    COM              16411r208      391    20000 SH       SOLE                    20000
CHESAPEAKE ENERGY CORP         COM              165167107      213    14500 SH       SOLE                    14500
CONSOL ENERGY INC.             COM              20854p109      252     7000 SH       SOLE                     7000
DAUGHERTY RES INC COM          COM              62912t103      201    44400 SH       SOLE                    44400
DRIL-QUIP INC                  COM              262037104      511    27300 SH       SOLE                    27300
ENERGAS RES INC COM            COM              29265e108      222   600000 SH       SOLE                   600000
ENERGYTEC INC COM              COM              29275m108      477   193850 SH       SOLE                   193850
HANOVER COMPRESSOR CO          COM              410768105      292    24500 SH       SOLE                    24500
HARVEST NATURAL RES COM        COM              41754v103      447    30000 SH       SOLE                    30000
HORNBECK OFFSHORE SVCS COM     COM              440543106      274    21000 SH       SOLE                    21000
MAGELLAN PETE CORP COM         COM              559091301      176   134400 SH       SOLE                   134400
MARATHON OIL CORP              COM              565849106      587    15500 SH       SOLE                    15500
MATRIX SVC CO COM              COM              576853105      522    57000 SH       SOLE                    57000
MIRANT CORPCMN                 COM              604675108        7    20000 SH       SOLE                    20000
MISSION RESOURCES CORP COM     COM              605109107      142    25000 SH       SOLE                    25000
NOPEC INTL ASA ORD             COM              r4745l106      839    51900 SH       SOLE                    51900
OFFSHORE LOGISTICS INC COM     COM              676255102      253     9000 SH       SOLE                     9000
PETROKAZAHKSTAN INC COM        COM              71649p102      449    16500 SH       SOLE                    16500
QUANTA SERVICES INC            COM              74762e102      429    69000 SH       SOLE                    69000
RANGE RES CORP COM             COM              75281a109      263    18000 SH       SOLE                    18000
RPC INC COM                    COM              749660106      189    12000 SH       SOLE                    12000
SASOL LTD SPONSORED ADR        COM              803866300      764    48550 SH       SOLE                    48550
TOREADOR RES CORP COM          COM              891050106      495    67400 SH       SOLE                    67400
USEC INC                       COM              90333e108      566    64500 SH       SOLE                    64500
VAALCO ENERGY INC COM NEW      COM              91851c201      123    65000 SH       SOLE                    65000
WHITTIER ENERGY CORP COM       COM              966785107       95    51300 SH       SOLE                    51300


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